Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 12. SEGMENT INFORMATION

The Company is managed on a consolidated basis as one operating segment and one reportable segment, which is engaged in the acquisition, development, exploration, and production of oil and natural gas properties (“Operating segment”). The Company’s operations are conducted primarily in one geographic area of the United States. The Operating segment derives its revenue from customers through the sale of oil, natural gas, and NGLs as well as other immaterial service contracts. See Note 2 — Basis of Presentation and Summary of Significant Accounting Policies for further discussion of the Company’s sources of revenue.

The Company’s chief operating decision maker (“CODM”) is the collective Co-Chief Executive Officers. The CODM uses the Company’s consolidated financial results to make key operating decisions, assess performance, and to allocate resources. The measures of segment profit or loss and total assets utilized by the CODM are net income and total assets as reported on the condensed consolidated statements of operations and the condensed consolidated balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the CODM are the same amounts that comprise the Company’s condensed consolidated statements of operations in total.

The CODM is presented with gross revenues and revenue deductions broken out separately for review. As such, the CODM reviews gross oil sales, gross natural gas sales, and gross natural gas liquid sales separately from oil deductions, natural gas deductions, and natural gas liquid deductions as described in Note 2 — Basis of Presentation and Summary of Significant Accounting Policies. The CODM is also presented with commodity derivative gains (losses) broken out into realized gain/(loss) from derivatives and unrealized gain (loss) from derivatives as described in Note 4 — Derivative Financial Instruments.

The CODM uses consolidated net income as a measure of profitability to evaluate segment performance to allocate the appropriate resources to drive efficiencies and develop growth strategies.

Interest income for the three months ended June 30, 2026 (Successor), the period from March 4, 2026 through June 30, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor) was $0.2 million, $0.2 million and $0.1 million, respectively, and is recorded within Interest expense in the condensed consolidated statements of operations.

Interest income for the three and six months ended June 30, 2025 (Predecessor) was $0.2 million and $0.6 million, respectively, and is recorded within Interest expense in the condensed consolidated statements of operations.